Executive and Supervisory Board Compensation - Payments to DBO for Former Executive Board Members (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Representative [member]
Payments to / DBO for former executive board members [abstract]
Amounts receivable, related party transactions		€ 5,000
Former Executive Board Members
Payments to / DBO for former executive board members [abstract]
Payments	€ 2,444	2,329	€ 2,217
DBO 12/31	€ 32,213	€ 33,251	€ 31,217